Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Commitments and Contingent Liabilities [Abstract]
Other commitments	€ 130	€ 82
Other contingent liabilities	74	5
Total	€ 204	€ 86